Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2022
Financial Assets at Amortized Cost
Financial Assets at Amortized Cost

Note 8.  Financial Assets at Amortized Cost

	December 31,	December 31,
	2021	2022

	(in thousands)

Time deposit with original maturities more than three months	$26,013	8,314

The financial assets at amortized cost are in China Yuan (CNY) and US dollar denominated time deposits with original maturities of more than three months and the expected holding period as of December 31, 2021 and 2022 is due in one year or less.

As of December 31, 2021 and 2022, no financial assets at amortized cost were pledged with banks as collaterals.